Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (83,541)	$ (109,619)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(12,627)	(57,121)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(13,811)	(15,572)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(57,103)	(36,927)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(93,571)	(71,613)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	17,357	(26,202)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(7,749)	(10,457)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 422	$ (1,348)